Commitments and Contingencies - Schedule of Operating Lease Liability (Details)	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Office lease liability	$ 48,662
Reduction of lease liability	(23,590)
Total	$ 25,072